Income Taxes - Schedule of Income Before Income Taxes Was Subject To Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States	$ 37,548	$ (7,879)	$ (34,459)
Foreign	4,135	3,567	(729)
Total	$ 41,683	$ (4,312)	$ (35,188)